MassMutual Transitions SelectSM Variable Annuity
Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4
Updating Summary Prospectus – May 1, 2022
This Summary Prospectus summarizes key features of the MassMutual Transitions SelectSM Variable Annuity (Contract), an individual variable deferred annuity contract with flexible premium payments offered by Massachusetts Mutual Life Insurance Company (“MassMutual,” “Company,” “we,” “us,” or “our”).
The statutory prospectus for the MassMutual Transitions Select Variable Annuity contains more information about the Contract, including its features, benefits, and risks. You can find the current statutory prospectus and other information about the Contract online at www.MassMutual.com/MMTransitionsSelect. You can also obtain this information at no cost by calling (800) 272-2216 or sending an email request to ANNfax@MassMutual.com.
Additional information about certain investment products including variable annuities, has been prepared by the Securities and Exchange Commission staff and is available at www.investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Appendix A – Funds Available Under the Contract	10
Appendix B – Funds Available Under the Benefits Offered Under the Contract	20
Glossary
Accumulation Phase. The period during which Purchase Payments may be made. Begins on the date the Contract is issued and ends on the date the Owner applies the full Contract Value to an Annuity Option or upon Contract termination.
Age. The age of any Contract Owner or Annuitant on his/her birthday nearest the date for which Age is being determined, except when discussed in regard to specific tax provisions.
Annuitant. The person(s) on whose life Annuity Payments are based, with the exception of the non-lifetime contingent option. See “The Income Phase – Period Certain Annuity Option.” The term Annuitant also includes the joint Annuitant, if any. The Annuitant has no rights to the Contract.
Annuity Date. The date Annuity Payments begin. There may be more than one Annuity Date applicable to a Non-Qualified Contract if the Owner elects to apply only a portion of the Contract Value to an Annuity Option.
Annuity Options. Options available for Annuity Payments.
Annuity Payments. Series of payments made pursuant to the Annuity Option(s) elected.
Beneficiary. The person(s) or entity(ies) that the Owner designates to receive the death benefit provided by the Contract.
Contingent Deferred Sales Charge (CDSC). A charge that may be assessed against each withdrawal from the Contract that exceeds the free withdrawal amount and to amounts applied to Annuity Option E.
Contract. The MassMutual Transitions Select Variable Annuity; an individual deferred variable annuity contract.
Contract Anniversary. An anniversary of the Issue Date of the Contract.
Contract Value. The sum of your values in the Sub-Accounts and Fixed Account(s) during the Accumulation Phase.
Contract Year. The first Contract Year is the annual period which begins on the Issue Date and ends on the last calendar day before the first Contract Anniversary. Subsequent Contract Years begin on subsequent Contract Anniversaries.
Fund(s). The investment entities into which the assets of the Separate Account will be invested.
General Account. The Company’s general investment account, which supports the Company’s annuity and insurance obligations. The General Account’s assets include all the assets of the Company with the exception of the Separate Account and the Company’s other segregated asset accounts.
Income Phase. The period that begins on the Annuity Date and ends with the last Annuity Payment.
Joint Owner. A person entitled to ownership rights under the Contract. See “Ownership – Owner.”
Non-Qualified Contract. Your Contract is referred to as a Non-Qualified Contract if you purchase the Contract as an individual and not under a qualified plan such as an Individual Retirement Annuity (IRA), Roth IRA, or a corporate pension and profit sharing plan.
Owner. The person(s) or entity entitled to ownership rights under the Contract. We allow multiple Owners, subject to certain restrictions. Where we describe multiple Owners, we refer to them as Joint Owners.
Premium Tax. A tax imposed by certain states and other jurisdictions when a Purchase Payment is made, when Annuity Payments begin, or when the entire Contract Value is withdrawn.

Purchase Payment(s). Any amount paid to us by you or on your behalf with respect to the Contract during the Accumulation Phase which may be decreased by the assessment of any applicable Premium Tax. Purchase Payments may not be added after the Annuity Date to any portion of the Contract Value that has been applied to an Annuity Option.
Qualified Contract. Your Contract is referred to as a Qualified Contract if it is purchased under a qualified retirement plan (qualified plan) such as an Individual Retirement Annuity (IRA), Roth IRA, or a corporate pension and profit- sharing plan (including 401(k) plans and H.R. 10 plans).
Separate Account. The account that holds the assets underlying the Contract that are not allocated to the fixed accounts. The assets of the Separate Account are kept separate from the assets of the General Account and the Company’s other separate accounts.
Sub-Account(s). The Separate Account assets are divided into Sub-Accounts. The assets of each Sub-Account will be invested in the shares of a single Fund.
The Fixed Accounts. The Fixed Accounts for Dollar Cost Averaging, Fixed Accounts with a Long-Term Guarantee, and The Fixed Account are investment choices within our General Account. Purchase Payments allocated to The Fixed Accounts and transfers to The Fixed Accounts become part of our General Account.

Updated Information About Your Contract

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since May 1, 2021. This may not reflect all changes that have occurred since you purchased your Contract.

New Summary Prospectus
A new SEC rule now allows MassMutual to use this updating summary prospectus instead of the longer statutory prospectus you received annually. This updating summary prospectus provides key information about your Contract, as well as any changes that have occurred since the last time the prospectus was updated. More detailed information about your Contract, including the statutory prospectus, is available online at www.MassMutual.com/MMTransitionsSelect.

Fund Name Change
Ivy VIP Asset Strategy was renamed Delaware Ivy VIP Asset Strategy.

MML Growth & Income Fund was renamed MML Sustainable Equity Fund.

VY® Clarion Global Real Estate Portfolio was renamed VY® CBRE Global Real Estate Portfolio.

Adviser and Sub-Adviser Changes
American Century Investment Management, Inc. replaced Massachusetts Financial Services Company as the investment sub-adviser to the MML Sustainable Equity Fund (formerly known as MML Growth & Income Fund).

American Century Investment Management, Inc. replaced T. Rowe Price Associates, Inc. as the investment sub-adviser to the MML Small Company Value Fund.

Delaware Management Company replaced Ivy Investment Management Company as the investment adviser to Delaware Ivy VIP Asset Strategy (formerly known as Ivy VIP Asset Strategy).

Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited were added as the investment sub-advisers to Delaware Ivy VIP Asset Strategy (formerly known as Ivy VIP Asset Strategy).

Massachusetts Financial Services Company was added as an investment sub-adviser to the MML International Equity Fund.

Updates to Annual Contribution Limits	Annual contribution limits for certain Tax-Qualified Contracts have been updated.

Important Information You Should Consider About the MassMutual Transitions SelectSM Variable Annuity Contract
	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
Standard CDSC. If you withdraw money from your Contract within 7 years following your Contract Issue Date, you may be assessed a Contingent Deferred Sales Charge (CDSC) of up to 7% of the amount withdrawn (less a 10% free withdrawal amount) or applied to Annuity Option E, declining to 0% after the seventh year.
Charges and Deductions – Contingent Deferred Sales Charge (CDSC)

For example, if you elect the Standard CDSC under the Contract and we issued your Contract with a $100,000 Purchase Payment, and you withdrew the $100,000 Purchase Payment during the first two years after your Contract Issue Date, you could be assessed a charge of up to $6,300 on the amount withdrawn.

Optional Nine Year CDSC. If you withdraw money from your Contract within 9 years following your Contract Issue Date, you may be assessed a CDSC of up to 8% of the amount withdrawn (less a 10% free withdrawal amount) or applied to Annuity Option E, declining to 0% after the ninth year.

For example, if you elect the Optional Nine Year CDSC under the Contract and we issued your Contract with a $100,000 Purchase Payment, and you withdrew the $100,000 Purchase Payment during the first two years after your Contract Issue Date, you could be assessed a charge of up to $7,200 on the amount withdrawn.

Transaction Charges
Currently, we do not assess a charge to transfer Contract Value among the Sub-Accounts during the Accumulation Phase. However, we reserve the right to charge $20 per transfer in excess of 12 in a single calendar year.
Charges and Deductions – Transfer Fee

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you elected.
Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	1.15%(1)	1.95%(1)
Investment options (Fund fees and expenses)
	2008 Version	0.52%(2)	1.70%(2)
	Pre-2008 Version	0.42%(2)	1.70%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.05%(3)	1.50%(4)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add CDSCs that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:(5)
	$1,481	$3,437
	Assumes:	Assumes:
	• Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No optional benefits • No CDSC • No additional Purchase Payments, transfers, or withdrawals	• Investment of $100,000 • 5% annual appreciation • Most expensive combination of optional benefits and Fund fees and expenses • No CDSC • No additional Purchase Payments, transfers, or withdrawals
(1)
Represents the mortality and expense risk charge and administrative charge (charged as a percentage of average Account Value in the Separate Account on an annualized basis) and the annual contract maintenance charge (a fixed dollar amount that may be waived for certain Contract Value amounts) collected during the Contract Year that are attributable to the Contract divided by the total average net assets that are attributable to the Contract.

(2)	As a percentage of Fund assets.
(3)
This charge is the current charge for the least expensive optional benefit, the Nursing Home Waiver Benefit. In the first Contract Year, the charge is a percentage of your Purchase Payments. On the last day of your first Contract Year and on the last day of each Contract Year thereafter, the annual charge is a percentage of your Contract Value on that date.

(4)
This charge is the current charge for the most expensive optional benefit, the MassMutual Guaranteed Income Plus 5 or 6 (GMIB 5 or GMIB 6). The charge is equal to, on an annual basis, a percentage of your GMIB value deducted quarterly in arrears while the feature is in effect.

(5)
The calculation of the highest annual cost assumes the election of the following optional features: GMIB 5 or GMIB 6, the Annual Ratchet Death Benefit, the 10%/20% Free Withdrawal Benefit, the Nursing Home Waiver Benefit, the Equalizer Benefit, and the MassMutual Lifetime Income Protector Benefit.

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks
Not a Short-Term Investment	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.	Principal Risks

CDSCs apply for up to seven years (nine years if the optional nine year CDSC schedule is elected) following your Contract Issue Date on amounts withdrawn that exceed the free withdrawal amount or when Contract Value is applied to Annuity Option E.

CDSCs will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Risks Associated with Investment Options	An investment in this Contract is subject to the risk of poor investment performance of the Funds you choose and can vary depending upon the performance of the funds available under the Contract.	Principal Risks
Each Fund has its own unique risks.
You should review the prospectuses for the available Funds before making an investment decision.
Insurance Company Risks
Any obligations (including under any fixed account investment option), guarantees, and benefits of the Contract are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available by request by calling (800) 272-2216 or by visiting www.MassMutual.com/ratings.
Principal Risks

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments	Currently, there is no charge when you transfer Contract Value among Sub-Accounts. However, we reserve the right to charge $20 per transfer in excess of 12 in a single calendar year.	The Separate Account, Limits on Frequent Trading and Market Timing Activity
We reserve the right to remove or substitute Funds as investment options that are available under the Contract.
We reserve the right to limit transfers if frequent or large transfers occur.
Optional Benefits
We limit the investment choices available if you are participating in any of the following optional benefits. This means you will be limited in your choice of Sub-Account investments and may be limited in how much you can invest in certain Sub-Accounts. This also means you will not be able to allocate Contract Value to all of the Sub-Accounts that are available to Owners who have not elected one of these optional benefits. We impose allocation restrictions to reduce the risk of investment losses that may require us to use our General Account assets to honor the guarantee under these optional benefits. We may change these restrictions in the future.

Additional Benefits – Additional Death Benefit Features

Additional Benefits – Guaranteed Minimum Accumulation Benefit (GMAB)

Additional Benefits – Guaranteed Minimum Income Benefit (GMIB)

Additional Benefits – MassMutual Lifetime Income ProtectorSM

Additional Benefits – MassMutual Lifetime Payment PlusSM

• MassMutual Lifetime Income Protector
• Guaranteed Minimum Accumulation Benefit
• Guaranteed Minimum Income Benefit
• MassMutual Lifetime Payment Plus
Since we no longer offer this Contract for sale, you may no longer elect any additional optional benefits under this Contract.

For certain optional benefits, withdrawals, including withdrawals that exceed limits specified by the terms of the optional benefit, may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and/or could terminate the benefit. See “Additional Benefits – Guaranteed Minimum Accumulation Benefit Examples” and “Additional Benefits – Basic Guaranteed Minimum Income Benefit.”

If you are participating in the Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit, MassMutual Lifetime Payment Plus, or MassMutual Lifetime Income Protector, you may not participate in the Separate Account Dollar Cost Averaging Program, Automatic Rebalancing Program, Interest Sweep Option, or any fixed account.

If you are participating in MassMutual Lifetime Income Protector, the Guaranteed Minimum Accumulation Benefit, the Guaranteed Minimum Income Benefit, or MassMutual Lifetime Payment Plus and elected a Directed Allocation Model, the Custom Allocation Choice program or the Custom Allocation Choice Select program, you agree to authorize us to automatically rebalance your Contract Value among the Sub-Accounts available under the Program on a periodic basis to continue to follow the Custom Allocation Choice program or Custom Allocation Choice Select program investment parameters.

RESTRICTIONS	LOCATION IN PROSPECTUS
You cannot elect the Annual Ratchet Death Benefit if you are participating in the MassMutual Lifetime Income Protector.
You may only participate in one death benefit at a time.
Some optional features are not available if you are a certain Age.
	TAXES		LOCATION IN PROSPECTUS
Tax Implications	•	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.	Taxes
	•	If you purchase the Contract through a qualified retirement plan or individual retirement annuity (IRA), you do not receive any additional tax deferral.
•
Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay an additional income tax if you take a withdrawal before age 59 1∕2. Earnings for this purpose consist of Contract Value in excess of your after-tax investment in the Contract.

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your registered representative may have received compensation for selling this Contract to you in the form of commissions. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from MassMutual.
Distribution

Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (Contract retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.

Sales of the Contract may have helped these registered representatives and their supervisors qualify for such benefits.
This conflict of interest may have influenced your registered representative to offer or recommend this Contract over another investment.
Exchanges
Because the Contract is no longer sold, you would not be affected by a scenario in which you are asked to replace an existing annuity Contract you own with a new purchase of this Contract. However, in general you should be aware that some investment professionals may have a financial incentive to offer you a new Contract in place of the one you already own. Thus, in general, you should only exchange your annuity Contract if you determine, after comparing the features, fees, and risks of both Contracts, that it is preferable for you to purchase the new annuity rather than continue to own the existing annuity.
N/A

Appendix A
Funds Available Under the Contract
The following is a list of Funds currently available under the Contract. The list of Funds is subject to change, as discussed in the prospectus for the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See “Appendix B – Funds Available Under the Benefits Offered Under the Contract” for information regarding the allocation restrictions associated with participation in MassMutual Lifetime Income Protector, Guaranteed Minimum Accumulation Benefit (GMAB), Guaranteed Minimum Income Benefit (GMIB), or MassMutual Lifetime Payment Plus. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/Transitions-Select. You can also request this information at no cost by calling (800) 272-2216 or sending an email request to ANNfax@MassMutual.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Pre-2008 Version (for Contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable)
Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Asset Allocation	MML Aggressive Allocation Fund (Initial Class)(1)	0.95%	16.65%	12.33%	11.62%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: N/A
Asset Allocation	MML American Funds Core Allocation Fund (Service Class I)(1)	1.01%(2)	12.85%	10.18%	9.59%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: N/A
Asset Allocation	MML Balanced Allocation Fund (Initial Class)(1)	0.81%	9.98%	8.69%	8.08%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: N/A
Asset Allocation	MML Conservative Allocation Fund (Initial Class)(1)	0.79%	8.60%	7.79%	7.17%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: N/A
Asset Allocation	MML Growth Allocation Fund (Initial Class)(1)	0.89%	14.33%	11.05%	10.35%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: N/A
Asset Allocation	MML Moderate Allocation Fund (Initial Class)(1)	0.83%	11.99%	9.48%	8.91%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: N/A
Money Market	Invesco V.I. U.S Government Money Portfolio (Series I)(3)(4)	0.52%	0.01%	0.73%	0.37%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A
Money Market	MML U.S. Government Money Market Fund (Initial Class)(4)	0.52%	0.00%	0.72%	0.37%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Barings LLC
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series I)	0.87%(2)	–3.41%	2.37%	3.16%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Fixed Income	MML High Yield Fund (Service Class I)	1.10%(2)	7.88%	5.76%	7.01%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Barings LLC
Fixed Income	MML Inflation-Protected and Income Fund (Initial Class)	0.60%	6.40%	5.46%	3.16%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Barings LLC
Fixed Income	MML Managed Bond Fund (Initial Class)	0.42%	0.81%	4.45%	3.45%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Barings LLC
Fixed Income	MML Short-Duration Bond Fund (Service Class I)	0.80%	1.69%	2.15%	1.86%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Barings LLC
Fixed Income	MML Total Return Bond Fund (Service Class I)	0.86%	−1.51%	3.54%	3.08%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Metropolitan West Asset Management, LLC
Balanced	Invesco V.I. Conservative Balanced Fund (Series I)(5)	0.67%(2)	10.63%	9.08%	8.47%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A
Balanced	MML Blend Fund (Initial Class)(1)	0.49%	15.02%	11.68%	11.09%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: BlackRock Investment Management, LLC
Large Cap Value	MML Equity Fund (Initial Class)	0.43%	30.26%	11.99%	12.70%
	Adviser: MML Investment Advisers, LLC
	Sub-Advisers: T. Rowe Price Associates, Inc. and Brandywine Global Investment Management, LLC
Large Cap Value	MML Equity Income Fund (Initial Class)	0.78%	25.58%	11.15%	11.88%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: T. Rowe Price Associates, Inc.
Large Cap Value	MML Fundamental Value Fund (Service Class I)	1.06%(2)	29.68%	10.79%	11.88%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Boston Partners Global Investors, Inc.
Large Cap Value	MML Income & Growth Fund (Initial Class)	0.69%	26.27%	10.92%	11.52%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC
Large Cap Blend	Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.60%	27.83%	20.17%	16.64%
	Adviser: Fidelity Management & Research Company LLC
	Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
Large Cap Blend	Invesco V.I. Diversified Dividend Fund (Series I)	0.68%	18.89%	8.37%	11.89%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A
Large Cap Blend	Invesco V.I. Main Street Fund® (Series I)	0.79%	27.57%	15.63%	15.06%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Blend	MML Equity Index Fund (Class I)	0.42%	28.19%	18.00%	16.07%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Northern Trust Investments, Inc.
Large Cap Blend	MML Focused Equity Fund (Service Class I)	1.12%	21.88%	16.92%	—
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Wellington Management Company LLP
Large Cap Blend	MML Fundamental Equity Fund (Service Class I)	1.06%	27.38%	21.09%	—
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Invesco Advisers, Inc.
Large Cap Blend	MML Sustainable Equity Fund (Initial Class)(6)	0.56%	27.14%	17.66%	15.81%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: American Century Investment Management, Inc.
Large Cap Growth	Invesco V.I. Capital Appreciation Fund (Series I)	0.80%(2)	22.57%	22.21%	16.78%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A
Large Cap Growth	MML American Funds Growth Fund (Service Class I)(7)(8)	1.03%	21.54%	24.92%	19.21%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: N/A
Large Cap Growth	MML Blue Chip Growth Fund (Initial Class)	0.76%	16.34%	23.02%	19.14%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: T. Rowe Price Associates, Inc.
Large Cap Growth	MML Large Cap Growth Fund (Initial Class)	0.70%	18.41%	21.86%	16.90%
	Adviser: MML Investment Advisers, LLC
	Sub-Advisers: Loomis, Sayles & Company, L.P.
Small/Mid-Cap Value	MML Mid Cap Value Fund (Initial Class)	0.88%	23.31%	9.50%	13.00%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: American Century Investment Management, Inc.
Small/Mid-Cap Value	MML Small Company Value Fund (Service Class I)	1.15%(2)	25.12%	10.55%	12.04%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: American Century Investment Management, Inc.
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Initial Class)	0.81%	35.94%	10.55%	13.39%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: AllianceBernstein L.P.
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Initial Class)	0.68%	22.75%	13.99%	14.93%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Invesco Advisers, Inc.
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	0.83%(2)	19.10%	23.08%	17.84%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A
Small/Mid-Cap Growth	MML Mid Cap Growth Fund (Initial Class)	0.80%	13.21%	17.91%	16.38%
	Adviser: MML Investment Advisers, LLC
	Sub-Advisers: T. Rowe Price Associates, Inc. and Wellington Management Company LLP

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Initial Class)	1.08%(2)	7.31%	17.96%	15.86%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Wellington Management Company LLP
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series I)	1.00%(2)	10.22%	11.88%	9.74%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A
International/Global	Invesco V.I. Global Fund (Series I)	0.78%	15.49%	18.18%	14.24%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A
International/Global	MML American Funds International Fund (Service Class I)(7)(8)	1.29%	−1.96%	9.14%	7.64%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: N/A
International/Global	MML Foreign Fund (Initial Class)	0.93%(2)	13.04%	6.77%	6.08%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Thompson, Siegel and Walmsley LLC
International/Global	MML Global Fund (Class I)	0.80%	17.32%	14.43%	13.12%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Massachusetts Financial Services Company
International/Global	MML International Equity Fund (Service Class I)	1.20%(2)	11.49%	7.57%	—
	Adviser: MML Investment Advisers, LLC
	Sub-Advisers: Harris Associates L.P. and Massachusetts Financial Services Company
International/Global	MML Strategic Emerging Markets Fund (Service Class I)	1.60%(2)	–8.35%	9.49%	3.85%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Invesco Advisers, Inc.
Specialty(9)	Delaware Ivy VIP Asset Strategy (Class II)(10)	0.87%(2)	10.44%	11.36%	8.01%
	Adviser: Delaware Management Company

Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited, and Macquarie Funds Management Hong Kong Limited

Specialty(9)	Invesco V.I. Health Care Fund (Series I)	0.97%	12.30%	14.76%	13.97%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A
Specialty(9)	Invesco V.I. Technology Fund (Series I)	0.98%	14.41%	25.03%	17.48%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A
Specialty(9)	MML Managed Volatility Fund (Initial Class)	0.99%	11.54%	6.71%	7.48%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Gateway Investment Advisers, LLC
Specialty(9)	PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)	1.03%(2)	33.11%	5.61%	–1.98%
	Adviser: Pacific Investment Management Company LLC
	Sub-Adviser: N/A
Specialty(9)	VY® CBRE Global Real Estate Portfolio (Class S)(11)	1.12%(2)	34.14%	9.82%	8.89%
	Adviser: Voya Investments, LLC
	Sub-Adviser: CBRE Clarion Securities LLC

(1)
These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

(2)
These Funds, and their investment advisers, have entered into contractual fee waivers or expense reimbursements. These temporary fee reductions are reflected in their current expenses. Those contractual arrangements are designed to reduce the fund’s total current expenses for Contract Owners and will continue past the current year.

(3)	Unavailable in Contracts issued on or after January 19, 2008.
(4)
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.

(5)	Unavailable in Contracts issued on or after May 1, 2009. For Contracts issued prior to May 1, 2009, you may not allocate any new money to this Fund via Purchase Payments or transfers.
(6)	MML Sustainable Equity Fund formerly known as MML Growth & Income Fund.
(7)
The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectuses for more information about this “feeder” fund.

(8)
The MML American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. The MML American Funds International Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series® – International Fund. However, these two American Funds are not available directly as investment choices under your MassMutual variable product. You should read the prospectuses along with the prospectuses for the MML American Funds Growth Fund and MML American Funds International Fund.

(9)
Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.

(10)	Delaware Ivy VIP Asset Strategy Fund formerly known as Ivy VIP Asset Strategy Fund.
(11)	VY® CBRE Global Real Estate Portfolio formerly known as VY® Clarion Global Real Estate Portfolio.

2008 Version (for Contracts applied for on or after 9/8/2008, subject to state availability)
Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Asset Allocation	MML Aggressive Allocation Fund (Service Class)(1)	1.20%	16.40%	12.03%	11.34%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: N/A
Asset Allocation	MML American Funds Core Allocation Fund (Service Class I)(1)	1.01%(2)	12.85%	10.18%	9.59%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: N/A
Asset Allocation	MML Balanced Allocation Fund (Service Class)(1)	1.06%	9.70%	8.43%	7.81%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: N/A
Asset Allocation	MML Conservative Allocation Fund (Service Class)(1)	1.04%	8.33%	7.53%	6.91%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: N/A
Asset Allocation	MML Growth Allocation Fund (Service Class)(1)	1.14%	13.93%	10.76%	10.07%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: N/A
Asset Allocation	MML Moderate Allocation Fund (Service Class)(1)	1.08%	11.67%	9.18%	8.62%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: N/A
Money Market	MML U.S. Government Money Market Fund (Initial Class)(3)	0.52%	0.00%	0.72%	0.37%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Barings LLC
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series II)	1.12%(2)	–3.56%	2.15%	2.90%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A
Fixed Income	MML High Yield Fund (Service Class I)	1.10%(2)	7.88%	5.76%	7.01%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Barings LLC
Fixed Income	MML Inflation-Protected and Income Fund (Service Class)	0.85%	6.12%	5.20%	2.91%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Barings LLC
Fixed Income	MML Managed Bond Fund (Service Class)	0.67%	0.56%	4.18%	3.19%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Barings LLC
Fixed Income	MML Short-Duration Bond Fund (Service Class I)	0.80%	1.69%	2.15%	1.86%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Barings LLC
Fixed Income	MML Total Return Bond Fund (Service Class I)	0.86%	–1.51%	3.54%	3.08%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Metropolitan West Asset Management, LLC

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Balanced	Invesco V.I. Conservative Balanced Fund (Series II)(4)	0.92%(2)	10.30%	8.80%	8.20%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A
Balanced	MML Blend Fund (Service Class)(1)	0.74%	14.74%	11.40%	10.81%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: BlackRock Investment Management, LLC
Large Cap Value	MML Equity Fund (Service Class)	0.68%	29.93%	11.71%	12.41%
	Adviser: MML Investment Advisers, LLC
	Sub-Advisers: T. Rowe Price Associates, Inc. and Brandywine Global Investment Management, LLC
Large Cap Value	MML Equity Income Fund (Service Class)	1.03%	25.18%	10.86%	11.60%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: T. Rowe Price Associates, Inc.
Large Cap Value	MML Fundamental Value Fund (Service Class I)	1.06%(2)	29.68%	10.79%	11.88%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Boston Partners Global Investors, Inc.
Large Cap Value	MML Income & Growth Fund (Service Class)	0.94%	25.94%	10.65%	11.24%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC
Large Cap Blend	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	0.85%	27.51%	19.87%	16.35%
	Adviser: Fidelity Management & Research Company LLC
	Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
Large Cap Blend	Invesco V.I. Diversified Dividend Fund (Series II)	0.93%	18.59%	8.10%	11.61%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A
Large Cap Blend	Invesco V.I. Main Street Fund® (Series II)	1.04%	27.23%	15.36%	14.77%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A
Large Cap Blend	MML Equity Index Fund (Service Class I)	0.67%	27.86%	17.70%	15.78%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Northern Trust Investments, Inc.
Large Cap Blend	MML Focused Equity Fund (Service Class I)	1.12%	21.88%	16.92%	—
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Wellington Management Company LLP
Large Cap Blend	MML Fundamental Equity Fund (Service Class I)	1.06%	27.38%	21.09%	—
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Invesco Advisers, Inc.
Large Cap Blend	MML Sustainable Equity Fund (Service Class)(5)	0.81%	26.78%	17.37%	15.53%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: American Century Investment Management, Inc.
Large Cap Growth	Invesco V.I. Capital Appreciation Fund (Series II)	1.05%(2)	22.28%	21.91%	16.49%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Growth	MML American Funds Growth Fund (Service Class I)(6)(7)	1.03%	21.54%	24.92%	19.21%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: N/A
Large Cap Growth	MML Blue Chip Growth Fund (Service Class)	1.01%	16.08%	22.73%	18.85%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: T. Rowe Price Associates, Inc.
Large Cap Growth	MML Large Cap Growth Fund (Service Class)	0.95%	18.08%	21.55%	16.60%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Loomis, Sayles & Company, L.P.
Small/Mid-Cap Value	MML Mid Cap Value Fund (Service Class)	1.13%	22.95%	9.22%	12.71%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: American Century Investment Management, Inc.
Small/Mid-Cap Value	MML Small Company Value Fund (Service Class I)	1.15%(2)	25.12%	10.55%	12.04%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: American Century Investment Management, Inc.
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Service Class)	1.06%	35.64%	10.26%	13.11%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: AllianceBernstein L.P.
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Service Class)	0.93%	22.45%	13.71%	14.64%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Invesco Advisers, Inc.
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series II)	1.08%	18.79%	22.75%	17.53%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A
Small/Mid-Cap Growth	MML Mid Cap Growth Fund (Service Class)	1.05%	12.99%	17.62%	16.09%
	Adviser: MML Investment Advisers, LLC
	Sub-Advisers: T. Rowe Price Associates, Inc. and Wellington Management Company LLP
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Service Class)	1.33%(2)	7.04%	17.67%	15.57%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Wellington Management Company LLP
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series II)	1.25%(2)	10.12%	11.65%	9.47%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A
International/Global	Invesco V.I. Global Fund (Series II)	1.03%	15.17%	17.88%	13.96%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A
International/Global	MML American Funds International Fund (Service Class I)(6)(7)	1.29%	–1.96%	9.14%	7.64%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: N/A
International/Global	MML Foreign Fund (Service Class)	1.18%(2)	12.95%	6.52%	5.82%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Thompson, Siegel and Walmsley LLC

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
International/Global	MML Global Fund (Service Class I)	1.05%	17.16%	14.17%	12.84%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Massachusetts Financial Services Company
International/Global	MML International Equity Fund (Service Class I)	1.20%(2)	11.49%	7.57%	—
	Adviser: MML Investment Advisers, LLC
	Sub-Advisers: Harris Associates L.P. and Massachusetts Financial Services Company
International/Global	MML Strategic Emerging Markets Fund (Service Class I)	1.60%(2)	–8.35%	9.49%	3.85%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Invesco Advisers, Inc.
Specialty(8)	Delaware Ivy VIP Asset Strategy (Class II)(9)	0.87%(2)	10.44%	11.36%	8.01%
	Adviser: Delaware Management Company

Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited, and Macquarie Funds Management Hong Kong Limited

Specialty(8)	Invesco V.I. Health Care Fund (Series II)	1.22%	12.04%	14.48%	13.68%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A
Specialty(8)	Invesco V.I. Technology Fund (Series II)	1.23%	14.08%	24.71%	17.19%
	Adviser: Invesco Advisers, Inc.
	Sub-Adviser: N/A
Specialty(8)	MML Managed Volatility Fund (Service Class)	1.24%	11.26%	6.44%	7.21%
	Adviser: MML Investment Advisers, LLC
	Sub-Adviser: Gateway Investment Advisers, LLC
Specialty(8)	PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)	1.03%(2)	33.11%	5.61%	–1.98%
	Adviser: Pacific Investment Management Company LLC
	Sub-Adviser: N/A
Specialty(8)	VY® CBRE Global Real Estate Portfolio (Class S)(10)	1.12%(2)	34.14%	9.82%	8.89%
	Adviser: Voya Investments, LLC
	Sub-Adviser: CBRE Clarion Securities LLC
(1)
These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

(2)
These Funds, and their investment advisers, have entered into contractual fee waivers or expense reimbursements. These temporary fee reductions are reflected in their current expenses. Those contractual arrangements are designed to reduce the fund’s total current expenses for Certificate Owners and will continue past the current year.

(3)
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.

(4)	Unavailable in Contracts issued on or after May 1, 2009. For Contracts issued prior to May 1, 2009, you may not allocate any new money to this Fund via Purchase Payments or transfers.
(5)	MML Sustainable Equity Fund formerly known as MML Growth & Income Fund.
(6)
The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectuses for more information about this “feeder” fund.

(7)
The MML American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. The MML American Funds International Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series® – International Fund. However, these two American Funds are not available directly as investment choices under your MassMutual variable product. You should read the prospectuses along with the prospectuses for the MML American Funds Growth Fund and MML American Funds International Fund.

(8)
Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.

(9)	Delaware Ivy VIP Asset Strategy Fund formerly known as Ivy VIP Asset Strategy Fund.
(10)	VY® CBRE Global Real Estate Portfolio formerly known as VY® Clarion Global Real Estate Portfolio.

Appendix B
Funds Available Under the Benefits Offered Under the Contract
You must elect an Asset Allocation Program if you are participating in: MassMutual Lifetime Income Protector; Guaranteed Minimum Accumulation Benefit (GMAB); Guaranteed Minimum Income Benefit (GMIB); or MassMutual Lifetime Payment Plus. These Asset Allocation Programs have investment restrictions, which are described in the tables below.
Custom Allocation Choice Select
For Contracts issued on or after May 1, 2010 with MassMutual Lifetime Income Protector or GMAB in effect. If you participate in Custom Allocation Choice Select, you must allocate your Purchase Payments within the minimum and maximum range listed for the Sub-Accounts below. You may only elect Custom Allocation Choice Select if you are participating in MassMutual Lifetime Income Protector or in the Guaranteed Minimum Accumulation Benefit (see “Transfers and Transfer Programs – Transfers During the Income Phase – Asset Allocation Programs”).
Range	Sub-Accounts
40% to 60%	MML Managed Bond
20% to 25% (total)	MML Equity MML Equity Income MML Managed Volatility
20% to 25% (total)	MML American Funds Growth MML Equity Index
0% to 10% (total)	MML Mid Cap Growth MML Mid Cap Value
0% to 10% (total)	MML American Funds International Invesco V.I. Global MML Global

Custom Allocation Choice
For Contracts applied for on or after May 1, 2009 and issued prior to May 1, 2010 with GMAB, GMIB, or MassMutual Lifetime Payment Plus in effect. If you participate in Custom Allocation Choice you must allocate your Purchase Payments within the minimum and maximum range listed for the Sub-Accounts below. No allocation greater than 25% is allowed in any one Sub-Account.
Range	Sub-Accounts
35% to 65% with GMAB(1) (total) 0% to 65% without GMAB(1) (total)	Invesco V.I. Global Strategic Income MML Inflation-Protected & Income MML Managed Bond MML U.S. Government Money Market
15% to 25% (total)	MML Blend MML Equity MML Equity Income MML Income & Growth MML Managed Volatility
15% to 25% (total)	Fidelity® VIP ContraFund® Invesco V.I. Capital Appreciation Invesco V.I. Main Street MML American Funds Growth MML Blue Chip Growth MML Equity Index MML Sustainable Equity MML Large Cap Growth
0% to 10% (total)	MML Mid Cap Value MML Small/Mid Cap Value MML Small Company Value
0% to 10% (total)	Invesco V.I. Discovery Mid Cap Growth MML Mid Cap Growth MML Small Cap Equity MML Small Cap Growth Equity
5% to 20% (total)	MML American Funds International Invesco V.I. Global Invesco Oppenheimer V.I. International Growth MML Foreign MML Global
0% to 5% (total)	Invesco V.I. Health Care Invesco V.I. Technology MML Strategic Emerging Markets PIMCO CommodityRealReturn® Strategy
0% to 5% (total)	Invesco V.I. Diversified Dividend VY® CBRE Global Real Estate Fund
(1)	Guaranteed Minimum Accumulation Benefit
If you applied for your Contract before May 1, 2009, contact our Service Center or your registered representative for details about ranges, asset classes and investment choices.
Custom Allocation Choice is unavailable to Contracts issued on or after May 1, 2010 (see “Transfers and Transfer Programs – Transfers During the Income Phase – Asset Allocation Programs”).

Asset Allocation Funds
If you are participating in MassMutual Lifetime Income Protector, GMAB, GMIB or MassMutual Lifetime Payment Plus, you can fulfill our requirement that you participate in an Asset Allocation Program, by allocating all of your Contract Value to one of our Asset Allocation Funds. While participating in this program you can make transfers by moving your full Contract Value from one Asset Allocation Fund to another.
The Funds are as follows:
•	MML Aggressive Allocation Fund
The MML Aggressive Allocation Fund is not available as an investment choice if you are participating in MassMutual Lifetime Income Protector, MassMutual Guaranteed Income Plus 6 or MassMutual Lifetime Payment Plus. Additionally, this Fund is unavailable if your Contract was issued on or after 4/15/2009 and you are participating in MassMutual Guaranteed Income Plus 5 or the Guaranteed Minimum Accumulation Benefit.
•	MML American Funds Core Allocation Fund
•	MML Balanced Allocation Fund
•	MML Conservative Allocation Fund
•	MML Growth Allocation Fund
The MML Growth Allocation Fund is not available as an investment choice if you are participating in MassMutual Lifetime Income Protector. Additionally, this Fund is unavailable if your Contract was issued on or after 5/1/2010 and you are participating in the Guaranteed Minimum Accumulation Benefit.
•	MML Moderate Allocation Fund
These Funds are also available if you do not have an election of MassMutual Lifetime Income Protector, a GMAB, GMIB or MassMutual Lifetime Payment Plus. In such case you may allocate a portion or all of your Contract Value to these Funds.

This Summary Prospectus incorporates by reference the MassMutual Transitions Select Contract’s statutory prospectus and Statement of Additional Information (SAI), both dated May 1, 2022, as amended or supplemented. The SAI includes additional information about Massachusetts Mutual Variable Annuity Separate Account 4.
You can find the statutory prospectus and SAI at www.MassMutual.com/MMTransitionsSelect. You can also obtain this information at no cost by calling (800) 272-2216 or by sending an email request to ANNfax@MassMutual.com.
EDGAR Contract Identifier: C000021315